Warrants (Details)	12 Months Ended
Dec. 31, 2023 $ / shares
Warrants [Line Items]
Agreed business days	20 days
Business days	60 days
Warrants exercise day	60 days
Warrant description	In such event, each holder would pay the exercise price by surrendering the warrants for that number of Class A ordinary shares equal to the lesser of (A) the quotient obtained by dividing (x) the product of the number of Class A ordinary shares underlying the warrants, multiplied by the excess of the “fair market value” (as defined below) less the exercise price of the warrants by (y) the fair market value and (B) 0.361. The “fair market value” as used in this paragraph shall mean the volume weighted average price of the Class A ordinary shares for the 10 trading days ending on the trading day prior to the date on which the notice of exercise is received by the warrant agent.
Redemption of warrants	$ 18
Share issued price per share	$ 9.2
Total equity proceeds rate	60.00%
Percentage of warrant exercise price	115.00%
Market value percentage	180.00%
Class A Ordinary Shares [Member]
Warrants [Line Items]
Warrants exercise price	$ 11.5
Third hold price per share	18
Share issued price per share	9.2
Class A Ordinary Shares [Member] | Share Equals or Exceeds $18.00 [Member]
Warrants [Line Items]
Warrants exercise price	18
Public Warrant [Member]
Warrants [Line Items]
Warrants exercise price	$ 11.5
Number days after the initial business combination	30 days
Warrants expire term	5 years
Share Equals or Exceeds $18.00 [Member]
Warrants [Line Items]
Redemption price per warrant	$ 0.01
Warrant days	30 years
Exercise of warrant trading days	20 days
Warrant trading days	30 days
Share Equals or Exceeds $18.00 [Member] | Class A Ordinary Shares [Member]
Warrants [Line Items]
Minimum threshold price of common stock	$ 18
Share Price Equals Or Exceeds 10 USD [Member]
Warrants [Line Items]
Redemption price per warrant	$ 0.1
Warrant days	30 years
Minimum threshold price of common stock	$ 10
Exercise of warrant trading days	20 days
Warrant trading days	30 days
Share Price Equals Or Exceeds 10 USD [Member] | Class A Ordinary Shares [Member]
Warrants [Line Items]
Redemption of warrants	$ 10
Share Price Less Than 920 USD [Member]
Warrants [Line Items]
Redemption of warrants	$ 10